Derivatives - Derivatives Associated With Interest Rate Risk Management Activities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Customer Interest Rate Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Notional	$ 2,271,448	$ 2,026,753
Assets	18,744	22,097
Liabilities	27,768	18,323
Offsetting Upstream Interest Rate Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Notional	2,271,448	2,026,753
Assets	4,014	17,931
Liabilities	9,041	20,720
Customer Interest Rate Contracts Hedging | Hedging Instruments And Hedged Items | Customer Interest Rate Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Notional	2,029,162	1,608,912
Assets	20,262	11,644
Liabilities	25,880	19,780
Customer Interest Rate Contracts Hedging | Hedging Instruments And Hedged Items | Offsetting Upstream Interest Rate Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Notional	2,029,162	1,608,912
Assets	8,154	18,473
Liabilities	9,153	11,019
Debt Hedging | Hedging Instruments And Hedged Items | Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
Notional	900,000	900,000
Assets	127	371
Liabilities	6
Debt Hedging | Hedging Instruments And Hedged Items | Par
Derivative Instruments, Gain (Loss) [Line Items]
Term borrowings	900,000	900,000
Debt Hedging | Hedging Instruments And Hedged Items | Cumulative fair value hedging adjustments
Derivative Instruments, Gain (Loss) [Line Items]
Term borrowings	(15,094)	(13,472)
Debt Hedging | Hedging Instruments And Hedged Items | Unamortized premium/(discount) and issuance costs
Derivative Instruments, Gain (Loss) [Line Items]
Term borrowings	(2,295)	(3,910)
Debt Hedging | Hedging Instruments And Hedged Items | Term Borrowings
Derivative Instruments, Gain (Loss) [Line Items]
Term borrowings	$ 882,611	$ 882,618